Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		DEBT OBLIGATIONS — 98.5%

		Asset Backed Securities — 9.5%
2,162,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	2,132,167
100,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	100,689
200,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	204,511
400,000		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	408,190
600,000		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	608,760
500,000		AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	502,540
100,000		AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, due 02/18/26	100,635
200,000		AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, due 08/18/26	199,604
1,650,000		AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, due 10/19/26	1,632,548
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	393,645
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	397,083
568,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	554,329
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38(b) 144A	1,333,245
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,496,000
227,000		AMSR Trust, Series 2021-SFR4, Class A, 2.12%, due 12/17/38 144A	226,736
3,500,000		Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 1.23% (3 mo. USD LIBOR + 1.09%), due 01/28/31(c) 144A	3,500,588
423,720		Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	430,169
542,138		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	555,853
1,550,000		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,564,557
506,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	517,968
297,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	304,578
1,250,000	EUR	BNPP AM Euro CLO BV, Series 2018-1A, Class AR, 0.60% (3 mo. EURIBOR + 0.60%), due 04/15/31(c) 144A	1,415,213
282,000		Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, due 10/20/50 144A	289,553
142,748		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	147,049
366,000		Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	376,455
560,400		Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	565,235
2,497,952	EUR	Carlyle Euro CLO DAC, Series 2017-2A, Class A1R, 0.63% (3 mo. EURIBOR + 0.63%), due 08/15/30(c) 144A	2,841,053
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO, Ltd., Series 2014-2A, Class AR1, 0.75% (3 mo. EURIBOR + 0.75%), due 11/15/31(c) 144A	1,982,126

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
400,000	CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	398,943
300,000	CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	297,243
310,000	CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	304,704
300,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	294,551
1,629,291	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,617,733
499,614	CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	490,796
850,000	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 1.17% (3 mo. USD LIBOR + 1.05%), due 04/24/30(c) 144A	850,191
1,500,000	CIFC Funding CLO, Ltd., Series 2015-1A, Class ARR, 1.24% (3 mo. USD LIBOR + 1.11%), due 01/22/31(c) 144A	1,502,190
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,377,906
672,299	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	669,985
538,209	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	526,724
202,589	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	205,304
2,250,000	Crown City CLO I, Series 2020-1A, Class A1AR, 1.32% (3 mo. USD LIBOR + 1.19%), due 07/20/34(c) 144A	2,249,863
1,250,000	Crown Point CLO 11, Ltd., Series 2021-11A, Class A, 1.37% (3 mo. USD LIBOR + 1.12%), due 01/17/34(c) 144A	1,250,071
243,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	238,888
195,388	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	204,820
2,356,000	DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	2,359,389
854,000	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	838,182
112,000	Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	111,631
596,750	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	626,992
1,820,850	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	1,835,371
200,000	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	200,521
300,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, due 07/15/25	299,634
351,345	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	357,986
485,000	Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	478,725
472,211	FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 08/17/37 144A	463,592
593,307	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	578,955
579,482	FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	566,050
382,000	FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	375,060
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	228,583
161,854	FOCUS Brands Funding LLC, Series 2017-1A, Class A2IB, 3.86%, due 04/30/47 144A	164,332
611,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, due 08/15/31 144A	622,587
1,745,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, due 04/15/33 144A	1,712,091
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	296,666
573,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	597,473
453,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	446,532
1,000,000	Generate CLO-2, Ltd., Series 2015-1A, Class AR, 1.28% (3 mo. USD LIBOR + 1.15%), due 01/22/31(c) 144A	1,001,771

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued
3,500,000		Generate CLO-4, Ltd., Series 2016-2A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.09%), due 04/20/32(c) 144A	3,495,530
139,000		GM Financial Automobile Leasing Trust, Series 2021-2, Class A4, 0.41%, due 05/20/25	137,506
100,000		GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	102,070
202,647		GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	203,532
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	296,043
315,000		Golub Capital Partners ABS Funding, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	316,417
401,000		Golub Capital Partners ABS Funding, Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	400,366
126,743		Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	128,541
93,317		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	96,133
114,935		Home Equity Asset Trust, Series 2003-8, Class M1, 1.18% (1 mo. USD LIBOR + 1.08%), due 04/25/34(c)	115,326
444,694		Home Partners of America Trust, Series 2021-2, Class A, 1.90%, due 12/17/26 144A	440,566
275,000		Honda Auto Receivables Owner Trust, Series 2021-2, Class A4, 0.55%, due 08/16/27	270,452
750,000		HPS Loan Management CLO, Ltd., Series 15A-2019, Class A1, 1.45% (3 mo. USD LIBOR + 1.32%), due 07/22/32(c) 144A	750,568
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 0.65% (3 mo. EURIBOR + 0.65%), due 07/15/31(c) 144A	2,264,009
496,001		Invitation Homes Trust, Series 2018-SFR1, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), due 03/17/37(c) 144A	496,570
241,178		Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	243,232
295,765		Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	315,090
76,588		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	77,335
198,822		Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59(d) 144A	199,127
1,000,000	EUR	Madison Park Euro Funding CLO XIV DAC, Series 14A, Class A1R, 0.80% (3 mo. EURIBOR + 0.80%), due 07/15/32(c) 144A	1,138,744
2,000,000		Madison Park Funding CLO XXXVIII, Ltd., Series 2021-38A, Class A, 1.25% (3 mo. USD LIBOR + 1.12%), due 07/17/34(c) 144A	1,998,332
741,126		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 1.25% (3 mo. USD LIBOR + 1.12%), due 04/21/31(c) 144A	738,379
81,174		Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 1.12% (1 mo. USD LIBOR + 1.02%), due 10/25/33(c)	81,230
32,271		Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 1.15% (1 mo. USD LIBOR + 1.05%), due 06/25/33(c)	32,254
86,787		MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	89,324
67,780		Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	70,567
197,509		Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	200,157

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
556,656	Navient Private Education Refi Student Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	554,646
328,005	Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	318,266
714,410	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	720,432
169,426	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.81% (1 mo. USD LIBOR + 0.72%), due 10/25/33(c) 144A	169,126
669,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	657,007
203,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	203,791
595,368	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 0.92% (3 mo. USD LIBOR + 0.80%), due 07/25/36(c)	598,040
132,372	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	132,121
1,878,884	Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,839,883
47,510	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	47,546
158,245	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	161,413
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 1.38% (3 mo. USD LIBOR + 1.25%), due 10/22/30(c) 144A	2,340,566
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 1.38% (3 mo. USD LIBOR + 1.25%), due 10/30/30(c) 144A	247,363
2,500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1A4, 1.29% (3 mo. USD LIBOR + 1.13%), due 05/21/34(c) 144A	2,501,242
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 1.22% (3 mo. USD LIBOR + 1.10%), due 07/16/31(c) 144A	750,348
2,000,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2018-1A, Class A1AR, 1.13% (3 mo. USD LIBOR + 1.00%), due 10/20/31(c) 144A	2,000,542
649,359	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	650,584
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,347,174
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,304,249
1,364,000	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,339,576
246,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	239,292
4,966	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	5,078
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 1.30% (3 mo. USD LIBOR + 1.18%), due 07/25/31(c) 144A	250,043
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	769,875
214,315	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	215,263
500,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	502,422
600,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	601,874
400,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	400,671
900,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, due 02/17/26	899,380

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
700,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, due 06/15/26	698,238
900,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	895,318
1,000,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	991,057
900,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, due 02/16/27	895,282
653,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	675,516
17,385	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.78% (1 mo. USD LIBOR + 0.69%), due 05/25/35(c)	17,458
470,820	ServiceMaster Funding LLC, Series 2021-1, Class A2I, 2.87%, due 07/30/51 144A	460,653
488,750	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	510,049
50,584	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	51,772
492,694	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 1.37% (3 mo. USD LIBOR + 1.24%), due 07/20/30(c) 144A	492,784
1,851,725	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,939,122
1,167,323	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,236,538
1,606,646	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,682,775
643,801	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	669,744
544,718	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	564,666
2,316,700	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,436,345
914,111	Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	915,945
10,457	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	10,488
426,886	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	438,042
187,329	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	186,031
279,509	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	272,439
449,920	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	467,872
359,100	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	352,313
656,847	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	681,196
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	558,073
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,144,374
648,444	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	659,802
525	STORE Master Funding LLC, Series 2021-1A, Class A2, 2.96%, due 06/20/51	546
192,584	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	185,874
715,000	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	703,790
1,234,000	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,224,643
304,698	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	295,923
978,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,010,456

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
364,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	363,352
2,200,000	Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, due 02/27/34 144A	2,160,782
1,531,638	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,569,089
1,500,000	Trimaran Cavu CLO, Ltd., Series 2021-1A, Class A, 1.33% (3 mo. USD LIBOR + 1.21%), due 04/23/32(c) 144A	1,499,644
698,913	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	694,720
423,185	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	415,391
2,132,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,086,446
347,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	340,928
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 1.38% (3 mo. USD LIBOR + 1.26%), due 01/15/32(c) 144A	500,051
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,360,875
1,591,926	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	1,602,636
476,709	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	473,304
166,461	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	168,219
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 1.38% (3 mo. USD LIBOR + 1.25%), due 01/20/32(c) 144A	500,060
532,680	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	554,445
1,778,065	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,744,228
123,394	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	120,307
518,502	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	521,889
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,109,584
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	202,944
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	196,789
576,555	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	588,258

		131,987,392

	Corporate Debt — 36.6%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	304,347
615,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	605,517
1,745,000	AbbVie, Inc., 3.20%, due 11/21/29	1,867,673
300,000	AbbVie, Inc., 3.60%, due 05/14/25	319,275
450,000	AbbVie, Inc., 4.25%, due 11/21/49	542,393
1,400,000	AbbVie, Inc., 4.50%, due 05/14/35	1,677,393
640,000	AbbVie, Inc., 4.55%, due 03/15/35	770,701
170,000	AbbVie, Inc., 4.70%, due 05/14/45	211,409
290,000	AbbVie, Inc., 4.75%, due 03/15/45	362,553
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	198,230
201,800	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	261,373
323,000	Adani Ports & Special Economic Zone, Ltd., 3.10%, due 02/02/31 144A	307,890
203,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	206,859
436,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28 144A	457,436
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,343,542
595,000	AECOM, 5.13%, due 03/15/27	648,889

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
400,000	AEP Texas, Inc., 3.80%, due 10/01/47(e)	429,868
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	295,119
646,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, due 10/29/24(e)	645,159
482,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	473,228
690,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	696,056
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	444,620
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, due 07/21/27	158,195
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26(e)	1,740,673
252,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	262,786
370,000	Aetna, Inc., 4.75%, due 03/15/44	454,654
137,000	Affinity Gaming, 6.88%, due 12/15/27 144A	142,675
667,949	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	674,432
144,802	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	140,486
171,309	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	175,662
238,000	Air Lease Corp., 2.10%, due 09/01/28	229,734
169,000	Air Lease Corp., 3.63%, due 12/01/27	178,062
210,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	216,810
231,000	Aker BP ASA, 2.88%, due 01/15/26 144A	239,652
250,000	Aker BP ASA, 3.00%, due 01/15/25 144A	259,448
1,000,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,060,010
592,000	Aker BP ASA, 4.00%, due 01/15/31 144A	640,854
85,665	Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	95,479
118,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.25%, due 03/15/26 144A	120,337
296,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29(e) 144A	297,092
157,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	169,758
200,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	202,206
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,768,146
230,000	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	227,383
632,000	Ally Financial, Inc., 5.13%, due 09/30/24	691,011
342,000	Ally Financial, Inc., 5.80%, due 05/01/25	386,222
63,000	Alta Equipment Group, Inc., 5.63%, due 04/15/26 144A	64,865
224,000	Altera Infrastructure, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	123,200
210,000	Altria Group, Inc., 3.40%, due 05/06/30(e)	217,500
600,000	Altria Group, Inc., 3.40%, due 02/04/41	554,440
841,000	Amazon.com, Inc., 3.15%, due 08/22/27	908,896
435,000	Amazon.com, Inc., 4.05%, due 08/22/47	528,682
386,000	AMC Entertainment Holdings, Inc., 10.00% (10.00% Cash or 12.00% PIK), due 06/15/26 144A	381,947
221,000	American Airlines Pass Through Trust, 2.88%, due 01/11/36	219,853
298,583	American Airlines Pass Through Trust, 3.15%, due 08/15/33	302,555
1,040,937	American Airlines Pass Through Trust, 3.38%, due 11/01/28	1,033,685
359,218	American Airlines Pass Through Trust, 3.50%, due 08/15/33	344,752
266,678	American Airlines Pass Through Trust, 3.60%, due 04/15/31	260,171
286,719	American Airlines Pass Through Trust, 3.65%, due 08/15/30	300,026
227,260	American Airlines Pass Through Trust, 3.70%, due 11/01/24	224,062
164,000	American Airlines Pass Through Trust, 3.95%, due 01/11/32	162,993

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
107,813	American Airlines Pass Through Trust, 4.00%, due 08/15/30	107,896
392,360	American Airlines Pass Through Trust, 4.10%, due 07/15/29	386,769
700,000	American Express Co., 3.40%, due 02/27/23	720,387
232,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	257,220
1,780,000	American Honda Finance Corp., (MTN), 0.88%, due 07/07/23	1,781,229
765,000	American Tower Corp. REIT, 3.55%, due 07/15/27	817,800
279,000	American Tower Corp. REIT, 3.80%, due 08/15/29	303,826
575,000	American Water Capital Corp., 2.80%, due 05/01/30	596,537
365,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	391,371
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	279,877
461,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	476,967
1,120,000	Amgen, Inc., 2.80%, due 08/15/41(e)	1,079,158
158,000	ANGI Group LLC, 3.88%, due 08/15/28 144A	154,684
270,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	300,510
2,664,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	3,374,879
427,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	523,280
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	485,379
260,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	274,742
250,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	275,761
419,000	Antero Resources Corp., 5.00%, due 03/01/25(e)	426,161
94,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	100,644
146,000	Anthem, Inc., 2.25%, due 05/15/30	145,638
155,000	Anthem, Inc., 3.13%, due 05/15/50	159,253
300,000	Anthem, Inc., 3.60%, due 03/15/51	333,776
5,000	Anthem, Inc., 5.10%, due 01/15/44	6,616
750,000	Apple, Inc., 3.85%, due 08/04/46	890,923
291,000	APX Group, Inc., 5.75%, due 07/15/29 144A	287,045
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	237,405
97,000	Arconic Corp., 6.00%, due 05/15/25 144A	101,607
178,000	Arconic Corp., 6.13%, due 02/15/28 144A	189,727
570,000	Ares Capital Corp., 2.15%, due 07/15/26	562,858
349,000	Ares Capital Corp., 2.88%, due 06/15/28	347,712
408,000	Ares Capital Corp., 3.88%, due 01/15/26(e)	430,393
250,000	Ares Capital Corp., 4.20%, due 06/10/24	263,956
55,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	56,123
200,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	203,553
710,000	Ascension Health, 2.53%, due 11/15/29	737,639
150,000	Ascension Health, 3.11%, due 11/15/39	159,693
266,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	256,316
247,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	240,773
200,000	Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	213,442
290,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	301,269
700,000	AT&T, Inc., 1.38% (3 mo. USD LIBOR + 1.18%), due 06/12/24(c)	709,697
344,000	AT&T, Inc., 2.30%, due 06/01/27	350,233
2,108,000	AT&T, Inc., 2.55%, due 12/01/33	2,064,160

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
150,000	AT&T, Inc., 2.63%, due 12/01/22	151,911
1,881,000	AT&T, Inc., 3.10%, due 02/01/43	1,832,458
1,447,000	AT&T, Inc., 3.50%, due 06/01/41	1,490,298
1,140,000	AT&T, Inc., 3.50%, due 09/15/53	1,152,290
122,000	AT&T, Inc., 3.65%, due 06/01/51	126,625
410,000	AT&T, Inc., 3.65%, due 09/15/59	414,860
25,000	AT&T, Inc., 4.30%, due 02/15/30	28,166
144,000	Atento Luxco 1 SA, 8.00%, due 02/10/26 144A	153,992
211,000	Athene Holding, Ltd., 3.50%, due 01/15/31	223,377
100,000	Atkore, Inc., 4.25%, due 06/01/31 144A	102,643
41,000	ATS Automation Tooling Systems, Inc., 4.13%, due 12/15/28 144A	41,369
230,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 yr. USD ICE swap + 5.17%)(c) (f) 144A	261,530
168,000	Autodesk, Inc., 2.85%, due 01/15/30	173,585
209,000	AutoNation, Inc., 4.75%, due 06/01/30	238,996
139,000	AXA SA, 8.60%, due 12/15/30	200,771
1,300,000	Bacardi, Ltd., 4.70%, due 05/15/28 144A	1,471,512
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,204,646
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	746,673
1,309,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,398,684
200,000	Banco Santander SA, 1.85%, due 03/25/26	199,274
300,000	Banco Santander SA, 4.38%, due 04/12/28	334,814
958,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(c)	951,551
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(c)	1,289,405
557,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(c)	563,269
3,036,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(c)	3,084,247
568,000	Bank of America Corp., 3.95%, due 04/21/25	607,614
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(c)	1,030,814
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(c) (f)	167,500
796,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(c) (e) (f)	899,480
2,502,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(c)	2,486,313
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(c)	612,196
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(c)	165,374
651,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	693,392
1,970,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	2,124,215
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(c)	813,208
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	531,493
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(c)	234,288
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(c)	264,156
825,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	909,172
575,000	Barclays Plc, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(c)	605,022
354,000	Barclays Plc, 4.38%, due 01/12/26	387,356
446,000	Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(c) (f)	437,972
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(c)	456,611

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
390,000	BAT Capital Corp., 3.56%, due 08/15/27	409,338
157,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	138,403
292,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	297,792
348,000	Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	331,254
270,000	Bayer US Finance II LLC, 4.20%, due 07/15/34 144A	303,026
209,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	209,206
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30(e)	668,766
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	114,624
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,788,466
1,530,000	Berry Global, Inc., 1.57%, due 01/15/26	1,498,864
1,408,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,368,537
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	971,449
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	572,466
436,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24 144A	435,953
88,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27 144A	88,963
304,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	302,907
700,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(c) 144A	688,588
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(c) 144A	255,088
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	325,700
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	216,884
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	209,791
2,080,000	Boeing Co. (The), 2.20%, due 02/04/26	2,081,198
419,000	Boeing Co. (The), 3.20%, due 03/01/29	431,645
185,000	Boeing Co. (The), 3.75%, due 02/01/50	192,790
295,000	Boeing Co. (The), 3.95%, due 08/01/59	307,367
730,000	Boeing Co. (The), 5.04%, due 05/01/27	822,552
485,000	Boeing Co. (The), 5.15%, due 05/01/30	565,536
349,000	Boeing Co. (The), 5.81%, due 05/01/50	473,491
44,000	Boise Cascade Co., 4.88%, due 07/01/30 144A	46,485
556,000	Booking Holdings, Inc., 4.63%, due 04/13/30	650,335
338,000	BPCE SA, 4.50%, due 03/15/25 144A	364,500
222,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	223,199
335,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50 144A	386,558
310,000	Braskem Netherlands Finance BV, 8.50% (5 yr. CMT + 8.22%), due 01/23/81(c) 144A	360,831
230,000	BRF SA, 5.75%, due 09/21/50(e) 144A	229,174
115,000	Brightstar Escrow Corp., 9.75%, due 10/15/25 144A	123,457
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	65,175
103,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45	137,122
127,740	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	129,708
121,728	British Airways Pass Through Trust, 4.25%, due 05/15/34 144A	129,952
165,347	British Airways Pass Through Trust, 4.63%, due 12/20/25 144A	172,571
81,512	British Airways Pass Through Trust, Class B, 8.38%, due 11/15/28 144A	93,786
305,000	Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	298,804
249,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	250,752
605,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	604,860
1,571,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,648,648
1,966,000	Broadcom, Inc., 4.11%, due 09/15/28	2,157,206
1,791,000	Broadcom, Inc., 4.75%, due 04/15/29(e)	2,040,580

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
706,000	Broadcom, Inc., 5.00%, due 04/15/30	822,787
1,171,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,182,597
162,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, due 06/15/29 144A	162,789
323,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	334,954
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	34,378
365,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	379,980
99,000	Cable One, Inc., 4.00%, due 11/15/30 144A	97,170
137,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	143,246
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	723,997
636,000	Canadian Pacific Railway Co., 3.00%, due 12/02/41	651,594
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(g)	761,322
526,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	562,058
469,000	Capital One Financial Corp., 1.34% (SOFR + 0.69%), due 12/06/24(c)	472,037
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,679,762
180,000	Cargill, Inc., 2.13%, due 04/23/30 144A	178,205
252,000	Carvana Co., 4.88%, due 09/01/29(e) 144A	240,395
67,000	Catalent Pharma Solutions, Inc., 3.13%, due 02/15/29 144A	66,185
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,200
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	117,995
220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	224,799
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	226,978
134,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	135,389
548,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/01/31	571,158
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	493,555
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	217,045
340,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	339,291
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	300,002
140,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	140,665
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	299,480
328,000	Centene Corp., 3.00%, due 10/15/30	333,983
209,000	Centene Corp., 3.38%, due 02/15/30	213,191
103,000	Centene Corp., 4.25%, due 12/15/27	107,556
163,000	Centene Corp., 4.63%, due 12/15/29	176,071
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49(e)	363,835
391,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	394,494
290,000	Century Communities, Inc., 6.75%, due 06/01/27	306,240
440,000	CGI, Inc., 1.45%, due 09/14/26 144A	430,728
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	118,819
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	743,041
802,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	805,776
707,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	774,894
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,074

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,179,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,323,286
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	322,998
846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	1,057,394
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,540,852
975,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,334,348
519,000	Cheniere Energy Partners, LP, 4.00%, due 03/01/31	545,150
568,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	603,063
643,000	Chevron Corp., 2.00%, due 05/11/27	653,063
290,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	308,856
302,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	320,593
1,790,000	Cigna Corp., 3.40%, due 03/01/27	1,923,663
660,000	Cigna Corp., 4.38%, due 10/15/28	750,599
295,000	Cigna Corp., 4.80%, due 07/15/46	373,189
245,000	Cigna Corp., 4.90%, due 12/15/48	317,359
421,000	Cimpress Plc, 7.00%, due 06/15/26 144A	437,752
819,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(c)	824,114
739,000	Citigroup, Inc., 3.20%, due 10/21/26	783,607
2,487,000	Citigroup, Inc., 3.40%, due 05/01/26	2,669,505
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(c)	670,934
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(c)	334,602
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(c)	1,719,329
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(c)	1,545,159
180,000	Citigroup, Inc., 4.40%, due 06/10/25	196,190
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(c)	503,012
881,000	Citigroup, Inc., 4.60%, due 03/09/26	972,596
1,228,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(c) (f)	1,243,596
426,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(c) (f)	481,508
655,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	692,484
104,000	Clarivate Science Holdings Corp., 3.88%, due 07/01/28 144A	104,730
106,000	Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	107,683
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	46,395
107,000	Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28 144A	114,654
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(e) (g)	784,346
169,000	CNA Financial Corp., 2.05%, due 08/15/30	163,947
197,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	217,638
530,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	609,228
18,000	Comcast Corp., 2.89%, due 11/01/51 144A	17,456
429,000	Comcast Corp., 3.30%, due 04/01/27(e)	461,390
1,007,000	Comcast Corp., 3.40%, due 04/01/30	1,100,119
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,622,254
5,000	Comcast Corp., 3.97%, due 11/01/47	5,771
1,047,000	Comcast Corp., 4.15%, due 10/15/28	1,189,340
5,000	Comcast Corp., 6.50%, due 11/15/35	7,204
54,000	Commercial Metals Co., 5.38%, due 07/15/27	56,214
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,464,357

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
357,000	CommonSpirit Health, 4.19%, due 10/01/49	416,491
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	409,826
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	343,148
940,000	ConocoPhillips, 3.75%, due 10/01/27 144A	1,031,106
45,000	ConocoPhillips, 4.88%, due 10/01/47 144A	59,386
280,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	292,998
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	77,524
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	414,383
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	376,711
163,000	Constellation Brands, Inc., 3.15%, due 08/01/29	172,091
231,317	Continental Airlines Pass Through Trust, 5.98%, due 10/19/23	234,000
141,000	Continental Resources, Inc., 4.50%, due 04/15/23	145,471
516,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	516,732
285,000	Coterra Energy, Inc., 4.38%, due 06/01/24 144A	301,536
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	969,969
1,876,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,993,448
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,881,344
250,000	Credit Agricole SA, 2.81%, due 01/11/41(h)	239,745
581,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	602,256
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	259,094
320,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(c) (e) (f) 144A	351,190
2,278,000	Credit Suisse Group AG, 1.31% (SOFR + 0.98%), due 02/02/27(c) 144A	2,203,195
48,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	47,475
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30	538,561
562,000	Crown Castle International Corp. REIT, 3.65%, due 09/01/27	604,222
238,000	Crown Castle International Corp. REIT, 3.80%, due 02/15/28	259,180
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	253,225
247,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(e) 144A	249,834
234,364	CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	230,694
72,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	72,826
119,000	CVR Partners, LP/CVR Nitrogen Finance Corp., 6.13%, due 06/15/28 144A	125,721
314,000	CVS Health Corp., 2.70%, due 08/21/40	303,105
393,000	CVS Health Corp., 3.75%, due 04/01/30	431,325
203,000	CVS Health Corp., 4.30%, due 03/25/28(e)	227,990
470,000	CVS Health Corp., 4.78%, due 03/25/38	573,118
527,000	CVS Health Corp., 5.05%, due 03/25/48	690,234
130,000	CVS Health Corp., 5.13%, due 07/20/45	169,380
614,696	CVS Pass-Through Trust, 6.94%, due 01/10/30	728,666
1,667,683	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,066,092
176,000	CyrusOne, LP/CyrusOne Finance Corp. REIT, 2.15%, due 11/01/30	174,417
404,000	CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	438,762
229,000	DAE Funding LLC, 2.63%, due 03/20/25 144A	230,659
240,000	Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	255,974
350,000	Daimler Trucks Finance North America LLC, 1.63%, due 12/13/24 144A	352,858
375,000	Dana, Inc., 4.50%, due 02/15/32	374,631
36,000	Dave & Buster’s, Inc., 7.63%, due 11/01/25 144A	38,422
446,000	DaVita, Inc., 3.75%, due 02/15/31 144A	435,358
422,000	DaVita, Inc., 4.63%, due 06/01/30(e) 144A	432,786

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(c) 144A	220,162
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	80,260
855,000		Dell International LLC/EMC Corp., 3.45%, due 12/15/51 144A	822,372
726,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26	818,229
627,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	735,689
224,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25	254,100
103,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	171,606
1,318,128		Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,291,670
725,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	739,717
389,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	397,845
445,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(e)	474,499
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	90,440
184,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	201,072
138,000		Deluxe Corp., 8.00%, due 06/01/29 144A	144,406
699,000		Deutsche Bank AG, 0.96%, due 11/08/23	698,043
362,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(c)	362,052
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	301,369
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	346,739
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	556,196
281,000		Diamondback Energy, Inc., 3.13%, due 03/24/31(e)	289,905
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	912,882
373,000		Digital Realty Trust, LP REIT, 3.60%, due 07/01/29(e)	404,126
1,121,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,215,760
158,000		Discover Financial Services, 4.10%, due 02/09/27	171,377
817,000		Dollar Tree, Inc., 4.20%, due 05/15/28(e)	911,259
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	120,014
271,000		Dominion Energy, Inc., 3.38%, due 04/01/30	287,898
285,000		DPL, Inc., 4.13%, due 07/01/25	298,237
850,000		DTE Electric Co., 2.25%, due 03/01/30	853,146
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	474,810
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	444,229
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	218,287
617,000		eBay, Inc., 2.70%, due 03/11/30	631,358
174,000		Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	175,562
307,000		Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	326,289
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	272,846
42,000		Embraer Netherlands Finance BV, 5.05%, due 06/15/25	43,467
250,000		Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	261,440
416,000		Emera US Finance, LP, 3.55%, due 06/15/26	442,923
87,000		Empire Communities Corp., 7.00%, due 12/15/25 144A	90,146
397,000		Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(c)	418,312
425,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c)	472,812
392,000		Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(c)	425,814
148,000		Encompass Health Corp., 4.50%, due 02/01/28(e)	152,469
126,000		Encompass Health Corp., 4.63%, due 04/01/31	128,396
106,000		Energean Israel Finance, Ltd., 5.38%, due 03/30/28(i) 144A	104,807
185,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(i) 144A	182,155
922,000		Energy Transfer, LP, 3.45%, due 01/15/23(e)	939,040

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
247,000	Energy Transfer, LP, 4.20%, due 04/15/27	268,210
435,000	Energy Transfer, LP, 5.15%, due 03/15/45	492,695
904,000	Energy Transfer, LP, 5.25%, due 04/15/29	1,036,384
150,000	Energy Transfer, LP, 5.30%, due 04/01/44	172,139
456,000	Energy Transfer, LP, 5.40%, due 10/01/47	536,299
1,317,000	Energy Transfer, LP, 5.50%, due 06/01/27	1,503,303
340,000	Energy Transfer, LP, 6.25%, due 04/15/49	444,979
545,000	Energy Transfer, LP, 6.50% (5 yr. CMT + 5.69%)(c) (f)	555,900
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	234,332
1,100,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,333,542
714,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(c)	729,741
449,000	Equinix, Inc. REIT, 1.55%, due 03/15/28	432,269
268,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	263,853
733,000	Equinix, Inc. REIT, 2.50%, due 05/15/31(e)	733,297
619,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	651,209
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	467,873
925,000	Essex Portfolio, LP REIT, 1.70%, due 03/01/28	901,734
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,368,283
285,000	Exelon Corp., 4.70%, due 04/15/50	358,717
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,455,052
335,000	Expedia Group, Inc., 2.95%, due 03/15/31	334,871
520,000	Expedia Group, Inc., 3.25%, due 02/15/30	531,222
768,000	Expedia Group, Inc., 3.80%, due 02/15/28	821,784
459,000	Expedia Group, Inc., 4.63%, due 08/01/27(e)	511,442
577,000	Expedia Group, Inc., 5.00%, due 02/15/26	642,327
600,000	Falabella SA, 4.38%, due 01/27/25 144A	636,843
995,000	FedEx Corp., 4.05%, due 02/15/48	1,119,935
1,328,000	Ferguson Finance Plc, 3.25%, due 06/02/30 144A	1,397,430
715,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	806,752
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(c) (f)	223,161
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	140,389
245,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	263,950
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	205,995
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	192,060
210,000	Flowserve Corp., 3.50%, due 10/01/30	217,199
200,000	FMG Resources August 2006 Pty, Ltd., 4.38%, due 04/01/31 144A	210,346
196,000	Ford Motor Co., 3.25%, due 02/12/32	201,096
175,000	Ford Motor Co., 4.75%, due 01/15/43	193,467
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	927,641
215,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	231,669
476,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	514,375
720,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	819,335
202,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	204,735
56,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	57,388
310,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	332,990
275,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	346,236
719,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31(e) 144A	687,907
389,000	FS Luxembourg SARL, 10.00%, due 12/15/25 144A	426,922

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
124,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	130,376
100,000	Gap, Inc. (The), 3.63%, due 10/01/29 144A	99,066
100,000	Gap, Inc. (The), 3.88%, due 10/01/31 144A	98,789
207,000	Garda World Security Corp., 6.00%, due 06/01/29 144A	197,976
125,000	Gartner, Inc., 3.63%, due 06/15/29 144A	126,584
61,000	Gartner, Inc., 3.75%, due 10/01/30 144A	62,454
395,000	Gartner, Inc., 4.50%, due 07/01/28 144A	413,174
203,000	GCI LLC, 4.75%, due 10/15/28 144A	208,622
771,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	921,346
233,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	239,900
820,000	General Dynamics Corp., 4.25%, due 04/01/50	1,048,425
440,000	General Motors Co., 5.00%, due 04/01/35	520,121
205,000	General Motors Co., 5.40%, due 04/01/48	262,185
450,000	General Motors Co., 6.25%, due 10/02/43	617,111
960,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	958,096
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	625,959
1,024,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,093,267
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,247,416
437,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	481,733
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	573,912
286,000	GFL Environmental, Inc., 3.50%, due 09/01/28 144A	282,175
261,000	GFL Environmental, Inc., 4.38%, due 08/15/29(e) 144A	258,949
165,000	GFL Environmental, Inc., 4.75%, due 06/15/29 144A	166,696
275,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	282,281
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	316,131
174,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 3.25%, due 01/15/32	175,221
1,000,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	1,068,425
578,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	644,395
1,350,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR + 0.61%), due 02/12/26(c)	1,324,467
975,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR + 0.80%), due 03/09/27(c)	955,627
1,100,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR + 0.82%), due 09/10/27(c)	1,078,332
720,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR + 1.25%), due 07/21/32(c)	709,504
1,254,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR + 1.28%), due 04/22/32(c)	1,264,329
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(c)	1,259,872
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25(e)	147,694
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	91,622
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,246,258
815,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(c)	887,235
1,266,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,361,404
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(c) (f)	136,406
1,850,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	1,855,591
20,000	Graham Packaging Co., Inc., 7.13%, due 08/15/28 144A	20,730
220,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	218,666
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	13,971
762,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	757,638
25,000	HCA, Inc., 3.50%, due 09/01/30	26,472

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
354,000	HCA, Inc., 4.13%, due 06/15/29	389,907
388,000	HCA, Inc., 5.25%, due 04/15/25	429,550
307,000	HCA, Inc., 5.25%, due 06/15/26	345,572
25,000	HCA, Inc., 5.38%, due 02/01/25	27,508
150,000	HCA, Inc., 5.88%, due 02/01/29	178,974
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	383,844
646,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	686,655
36,000	Hertz Corp. (The), 4.63%, due 12/01/26 144A	36,273
78,000	Hertz Corp. (The), 5.00%, due 12/01/29 144A	78,207
89,000	Hess Midstream Operations, LP, 4.25%, due 02/15/30 144A	88,484
224,000	Hillenbrand, Inc., 3.75%, due 03/01/31	224,881
274,000	Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	273,015
184,000	Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31(e) 144A	188,431
396,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	423,835
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	82,375
212,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	212,319
265,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	272,037
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40(e)	844,051
512,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	522,396
347,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	356,617
200,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	215,684
69,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26(e) 144A	69,079
427,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	476,670
390,000	Huntsman International LLC, 2.95%, due 06/15/31	395,892
870,000	Huntsman International LLC, 4.50%, due 05/01/29	962,603
243,000	Hyatt Hotels Corp., 1.80%, due 10/01/24	243,257
275,000	Hyatt Hotels Corp., 5.75%, due 04/23/30(e)	328,375
477,000	Hyundai Capital America, 1.00%, due 09/17/24 144A	469,039
220,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	218,992
170,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	169,231
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,761,493
298,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	322,831
202,000	IHS Markit, Ltd., 4.75%, due 08/01/28	234,854
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	125,259
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43(e) 144A	170,689
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	184,663
223,000	Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(c) (e) 144A	225,165
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	87,988
257,000	Iron Mountain Information Management Services, Inc. REIT, 5.00%, due 07/15/32 144A	263,537
210,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	217,686
245,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	258,626
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	216,060
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	112,114
292,000	JBS Finance Luxembourg SARL, 3.63%, due 01/15/32 144A	293,603
570,000	JBS USA Food Co., 5.75%, due 01/15/28 144A	595,089

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	96,561
425,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	471,657
580,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	658,385
282,627	JetBlue Pass Through Trust, Class A, 2.75%, due 11/15/33	285,658
965,000	Johnson & Johnson, 3.63%, due 03/03/37	1,109,755
1,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(c)	992,410
649,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(c)	656,668
460,000	JPMorgan Chase & Co., 2.58% (SOFR + 1.25%), due 04/22/32(c)	466,402
750,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	792,233
585,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(c)	606,334
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(c)	3,905,247
555,000	JPMorgan Chase & Co., 3.93% (3 mo. USD LIBOR + 3.80%)(c) (f)	558,636
573,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(c)	619,445
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(c)	734,811
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(c) (e) (f)	588,291
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(c)	375,580
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(c)	2,742,929
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(c)	1,398,152
501,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(c) (f)	514,778
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(c) (f)	185,062
658,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(c) (f)	713,601
107,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26(e) 144A	113,291
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	785,692
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	217,776
294,000	KB Home, 4.00%, due 06/15/31(e)	305,447
175,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	175,485
283,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	396,716
640,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	645,104
184,000	Kinder Morgan, Inc., 4.30%, due 03/01/28	204,625
991,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,325,913
540,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	581,424
382,000	KLA Corp., 4.10%, due 03/15/29	431,578
333,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	348,663
364,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	427,172
205,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	258,012
126,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	157,080
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45(e)	146,559
260,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	352,765
397,000	Lam Research Corp., 2.88%, due 06/15/50(e)	396,699
175,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30(e) 144A	179,886
175,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	180,764
231,000	Lazard Group LLC, 4.38%, due 03/11/29	260,758
106,000	LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	109,103
200,000	LCPR Senior Secured Financing DAC, 6.75%, due 10/15/27 144A	210,200
55,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	55,348
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(c) (f) (j) (k) (l)	—

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(j) (k) (l)	—
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(j) (k) (l)	—
1,209,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	1,249,749
98,000	Levi Strauss & Co., 3.50%, due 03/01/31 144A	100,064
511,000	Leviathan Bond, Ltd., 6.50%, due 06/30/27(i) 144A	549,611
69,000	Leviathan Bond, Ltd., 6.75%, due 06/30/30(i) 144A	74,359
230,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	255,267
379,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	378,612
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	265,443
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,081,399
116,000	Life Time, Inc., 8.00%, due 04/15/26(e) 144A	121,679
1,603,000	Lincoln National Corp., 3.40%, due 01/15/31(e)	1,722,343
420,000	Lions Gate Capital Holdings LLC, 5.50%, due 04/15/29 144A	428,095
365,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	375,585
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(c) (e)	1,173,231
1,115,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	1,212,051
391,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(c) (f)	432,716
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50(e)	711,697
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	933,488
386,000	Lowe’s Cos., Inc., 3.70%, due 04/15/46	424,202
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	267,105
284,000	LSC Communication, Inc., 8.75%, due 10/15/23(h) (j)	1,775
350,000	Lumen Technologies, Inc., 6.75%, due 12/01/23	378,392
287,000	Lundin Energy Finance BV, 2.00%, due 07/15/26 144A	285,282
413,000	Lundin Energy Finance BV, 3.10%, due 07/15/31 144A	416,387
150,000	LYB International Finance BV, 4.88%, due 03/15/44	185,947
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	440,383
168,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(c) (f)	179,946
280,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	292,469
360,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25(e) 144A	393,127
943,000	Macquarie Group, Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(c) 144A	917,982
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(c) 144A	1,537,724
74,000	Macy’s Retail Holdings LLC, 5.88%, due 04/01/29(e) 144A	79,025
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46(e)	61,385
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	241,753
420,000	MARB BondCo Plc, 3.95%, due 01/29/31 144A	401,785
455,000	Marriott International, Inc., 2.85%, due 04/15/31	454,080
169,000	Marriott International, Inc., 3.13%, due 06/15/26	175,696
250,000	Marriott International, Inc., 3.50%, due 10/15/32	262,175
423,000	Marriott International, Inc., 4.63%, due 06/15/30	476,355
46,000	Marriott Ownership Resorts, Inc., 4.50%, due 06/15/29 144A	46,375
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	403,994
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	245,120
568,000	Marvell Technology, Inc., 2.45%, due 04/15/28	576,509
300,000	Masonite International Corp., 3.50%, due 02/15/30 144A	297,055
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(g)	686,667
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50(h)	1,327,219
164,000	MasTec, Inc., 4.50%, due 08/15/28 144A	170,590
258,000	Mastercard, Inc., 3.85%, due 03/26/50	310,873

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
157,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	152,718
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	163,852
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	47,803
311,000	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	310,131
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	869,300
900,000	McDonald’s Corp., (MTN), 4.20%, due 04/01/50	1,092,266
167,000	MDC Holdings, Inc., 2.50%, due 01/15/31	161,767
427,000	MEDNAX, Inc., 6.25%, due 01/15/27(e) 144A	447,265
425,000	MetLife, Inc., 6.40%, due 12/15/66	523,690
115,000	MetLife, Inc., 9.25%, due 04/08/68 144A	170,652
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	200,597
165,000	MGM Growth Properties Operating Partnership, LP/MGP Finance Co-Issuer, Inc. REIT, 3.88%, due 02/15/29 144A	173,487
498,000	MGM Resorts International, 4.75%, due 10/15/28	513,675
1,214,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,331,048
190,000	Micron Technology, Inc., 4.98%, due 02/06/26	211,527
1,051,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,246,539
295,000	Microsoft Corp., 2.68%, due 06/01/60	295,038
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	907,071
100,000	MidAmerican Energy Co., 4.25%, due 07/15/49	123,704
598,000	Midas OpCo Holdings LLC, 5.63%, due 08/15/29 144A	613,150
458,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	474,957
252,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	253,643
234,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	255,763
333,000	Mohegan Gaming & Entertainment, 8.00%, due 02/01/26 144A	350,048
950,000	Moody’s Corp., 3.25%, due 05/20/50	994,950
1,239,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(c)	1,264,258
768,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(c)	740,357
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(c)	1,019,566
325,000	Morgan Stanley, 3.73% (3 mo. USD LIBOR + 3.61%) (c) (f)	325,166
921,000	Morgan Stanley, 3.88%, due 04/29/24	976,895
1,655,000	Morgan Stanley, (MTN), 2.24% (SOFR + 1.18%), due 07/21/32(c)	1,620,477
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(c)	803,953
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,379,512
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(c)	1,430,053
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(c)	675,194
356,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	385,322
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,106,602
584,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	564,898
569,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	570,618
167,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	190,983
330,000	MPLX, LP, 4.00%, due 03/15/28	357,899
87,000	MPLX, LP, 4.13%, due 03/01/27	95,253
257,000	MPLX, LP, 4.25%, due 12/01/27	284,882
250,000	MPLX, LP, 4.50%, due 04/15/38	280,459
25,000	MPLX, LP, 5.20%, due 03/01/47	30,681
813,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(c) (e) (f)	819,097
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	303,837

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
325,000	MSCI, Inc., 3.25%, due 08/15/33 144A	329,162
336,000	MSCI, Inc., 3.63%, due 11/01/31 144A	349,082
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	151,960
435,000	Mylan, Inc., 5.20%, due 04/15/48	539,804
450,000	Mylan, Inc., 5.40%, due 11/29/43	556,161
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	139,441
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	161,399
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	64,653
205,000	NatWest Group Plc, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(c)	213,841
500,000	NatWest Group Plc, 3.88%, due 09/12/23	521,590
210,000	NatWest Group Plc, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(c)	243,767
430,000	NatWest Group Plc, 6.00% (5 yr. CMT + 5.63%)(c) (e) (f)	471,633
649,000	NatWest Markets Plc, 1.60%, due 09/29/26(e) 144A	638,747
329,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	360,316
720,000	Netflix, Inc., 4.88%, due 04/15/28	822,042
229,000	Netflix, Inc., 4.88%, due 06/15/30 144A	267,466
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	70,163
574,000	Netflix, Inc., 5.88%, due 11/15/28	691,199
427,000	New Fortress Energy, Inc., 6.50%, due 09/30/26 144A	424,276
226,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	257,873
435,000	Newmont Corp., 2.25%, due 10/01/30	429,404
210,000	Newmont Corp., 2.80%, due 10/01/29	216,149
150,000	Newmont Corp., 5.45%, due 06/09/44	200,259
228,000	News Corp., 3.88%, due 05/15/29 144A	230,674
435,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	432,888
771,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	835,844
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	219,766
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	81,075
563,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(c) (e) 144A	552,607
360,000	Nippon Life Insurance Co., 5.10% (5 yr. USD swap + 3.65%), due 10/16/44(c) 144A	388,071
670,000	NiSource, Inc., 3.49%, due 05/15/27(e)	719,748
256,000	NiSource, Inc., 3.60%, due 05/01/30	276,221
239,000	Nissan Motor Acceptance Co. LLC, 1.13%, due 09/16/24(e) 144A	234,971
195,000	Nissan Motor Acceptance Co. LLC, 3.45%, due 03/15/23 144A	200,181
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	197,578
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,226,844
195,000	Northern States Power Co., 3.60%, due 09/15/47	219,906
942,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,322,855
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	310,087
456,000	Novelis Corp., 4.75%, due 01/30/30 144A	480,159
396,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	392,719
50,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	49,067
194,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	189,482
474,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	465,271
278,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	302,780
125,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	134,100
525,000	NRG Energy, Inc., 5.75%, due 01/15/28	555,775
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	263,269
315,000	Nutrien, Ltd., 4.90%, due 06/01/43(e)	403,499

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
815,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	853,235
2,136,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25 144A	2,209,577
188,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, due 05/11/41 144A	194,674
644,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	695,746
75,000	Occidental Petroleum Corp., 3.50%, due 08/15/29	77,177
3,517,000	Occidental Petroleum Corp., 5.00%, due 10/10/36(m)	2,001,490
325,000	OneMain Finance Corp., 6.63%, due 01/15/28	364,463
62,000	OneMain Finance Corp., 6.88%, due 03/15/25	69,053
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	221,206
120,000	OneMain Finance Corp., 8.88%, due 06/01/25	128,542
655,000	ONEOK, Inc., 3.10%, due 03/15/30	667,858
390,000	ONEOK, Inc., 4.45%, due 09/01/49	432,015
200,000	ONEOK, Inc., 4.95%, due 07/13/47	231,960
200,000	Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, due 02/11/25 144A	186,205
1,200,000	Oracle Corp., 1.65%, due 03/25/26	1,191,737
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,579,159
986,000	Oracle Corp., 2.95%, due 04/01/30	998,066
1,106,000	Oracle Corp., 3.95%, due 03/25/51	1,150,108
365,000	Orbia Advance Corp. SAB de CV, 5.50%, due 01/15/48 144A	426,933
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	432,641
342,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31(e) 144A	357,894
208,000	Oriflame Investment Holding Plc, 5.13%, due 05/04/26 144A	192,810
100,000	Ovintiv Exploration, Inc., 5.38%, due 01/01/26	110,952
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	341,464
351,000	Owens Corning, 3.95%, due 08/15/29	384,933
350,000	Owens Corning, 4.30%, due 07/15/47	401,583
146,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27 144A	154,176
211,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28(e) 144A	230,377
265,000	PacifiCorp, 2.70%, due 09/15/30	273,154
195,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/28 144A	193,833
406,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, due 10/15/27 144A	395,371
51,000	Papa John’s International, Inc., 3.88%, due 09/15/29(e) 144A	50,820
197,000	Parkland Corp., 4.50%, due 10/01/29 144A	197,479
190,000	Parkland Corp., 4.63%, due 05/01/30 144A	189,136
657,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	692,118
415,000	PECO Energy Co., 3.05%, due 03/15/51	424,851
205,000	PECO Energy Co., 3.70%, due 09/15/47	232,799
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	618,398
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,575,536
413,000	Petrobras Global Finance BV, 5.60%, due 01/03/31	438,094
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	199,376
164,000	Petrobras Global Finance BV, 6.90%, due 03/19/49	174,908
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	65,186
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	288,390
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	229,156
403,000	Petroleos Mexicanos, 6.75%, due 09/21/47	358,458
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	418,321

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
200,000	Petrorio Luxembourg SARL, 6.13%, due 06/09/26 144A	200,848
797,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	839,768
25,000	Picasso Finance Sub, Inc., 6.13%, due 06/15/25 144A	26,150
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	155,055
575,000	Pilgrim’s Pride Corp., 5.88%, due 09/30/27 144A	607,769
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	886,649
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	69,278
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	55,059
61,000	Playtika Holding Corp., 4.25%, due 03/15/29 144A	59,872
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	67,945
672,000	PNC Financial Services Group, Inc. (The), 3.40% (5 yr. CMT + 2.60%)(c) (f)	663,089
524,000	PNC Financial Services Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 3.68%)(c) (f)	524,901
212,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%) (c) (f)	216,372
292,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	307,269
201,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, due 09/01/29 144A	199,713
547,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, due 09/01/31(e) 144A	549,735
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	49,300
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	142,021
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	94,436
925,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR + 4.18%), due 09/15/42(c)	945,498
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	48,918
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	188,968
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	470,931
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	339,042
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,761,174
515,000	Public Storage REIT, 2.25%, due 11/09/31	518,182
379,000	Puget Energy, Inc., 2.38%, due 06/15/28	373,334
900,000	Qatar Energy, 1.38%, due 09/12/26 144A	883,683
275,000	Qatar Energy, 2.25%, due 07/12/31 144A	273,102
348,000	Qorvo, Inc., 1.75%, due 12/15/24 144A	348,591
282,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	287,517
237,000	Quanta Services, Inc., 0.95%, due 10/01/24	234,573
130,000	QVC, Inc., 5.45%, due 08/15/34	128,883
130,000	Radian Group, Inc., 4.50%, due 10/01/24	136,312
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	192,156
1,761,000	Raytheon Technologies Corp., 1.90%, due 09/01/31	1,701,087
790,000	Realty Income Corp. REIT, 2.85%, due 12/15/32	820,782
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	355,238
224,000	Rede D’or Finance SARL, 4.50%, due 01/22/30 144A	218,378
349,000	Renesas Electronics Corp., 1.54%, due 11/26/24 144A	346,923
340,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	342,416
389,000	RHP Hotel Properties, LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29 144A	389,589
161,000	RLJ Lodging Trust, LP REIT, 3.75%, due 07/01/26 144A	162,055

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27(e)	393,319
217,000	Royalty Pharma Plc, 1.75%, due 09/02/27	213,345
395,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	433,023
309,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	348,858
231,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	259,630
410,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	470,843
247,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	258,451
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	327,400
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	346,421
954,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	996,398
833,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	874,646
545,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	568,380
199,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	218,332
437,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	441,344
200,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	208,962
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28	216,992
407,000	SBA Communications Corp. REIT, 3.88%, due 02/15/27	419,749
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	330,640
376,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	397,604
193,000	Select Medical Corp., 6.25%, due 08/15/26 144A	204,680
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	114,757
122,000	Service Corp. International, 3.38%, due 08/15/30	119,930
254,000	Service Corp. International, 4.00%, due 05/15/31	257,539
950,000	Shell International Finance BV, 5.50%, due 03/25/40	1,289,678
425,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	451,288
44,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	43,413
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,250,834
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49 144A	289,721
384,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	386,811
531,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	552,548
220,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	218,435
1,475,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(c) 144A	1,444,212
385,000	Societe Generale SA, 4.75% (5 yr. CMT + 3.93%)(c) (f) 144A	391,895
284,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c) (e) (f) 144A	299,024
529,000	SoftBank Group Corp., 6.88% (5 yr. USD ICE swap + 4.85%)(c) (f) (i)	530,984
200,000	Sotheby’s, 7.38%, due 10/15/27 144A	213,205
335,000	Southern California Edison Co., 4.00%, due 04/01/47	370,189
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,395,753
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,286,744
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(e)	754,741
144,000	Southwestern Energy Co., 4.75%, due 02/01/32	151,926
26,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	27,276
1,701,000	Spirit Realty, LP REIT, 2.10%, due 03/15/28	1,656,851
300,000	Sprint Corp., 7.13%, due 06/15/24	337,176
140,000	Square, Inc., 3.50%, due 06/01/31 144A	143,742
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	113,870
493,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	503,984

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	25,858
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	174,310
200,000	State Grid Overseas Investment BVI, Ltd., 3.50%, due 05/04/27 144A	216,138
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(c)	357,683
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	984,074
605,000	Stellantis Finance US, Inc., 2.69%, due 09/15/31 144A	595,589
413,000	StoneMor, Inc., 8.50%, due 05/15/29 144A	427,242
186,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	188,408
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29	78,326
297,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 04/30/30 144A	304,850
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	68,608
610,000	T-Mobile USA, Inc., 2.05%, due 02/15/28(e)	605,935
254,000	T-Mobile USA, Inc., 2.55%, due 02/15/31	252,926
50,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	49,467
521,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	531,769
2,019,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	2,140,551
343,000	T-Mobile USA, Inc., 3.75%, due 04/15/27	371,607
702,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	768,498
350,000	T-Mobile USA, Inc., 4.00%, due 04/15/22	352,450
1,424,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	1,669,058
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	225,344
208,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32 144A	217,720
150,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	165,212
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	123,310
175,000	Taylor Morrison Communities, Inc., 6.63%, due 07/15/27 144A	184,736
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	159,900
866,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	1,049,345
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39(h)	50,907
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	150,778
368,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	422,538
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	1,142,008
760,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	769,409
250,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27 144A	259,000
838,000	Telefonica Emisiones SA, 5.21%, due 03/08/47	1,042,914
163,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	153,243
223,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	226,067
1,354,000	Textron, Inc., 3.00%, due 06/01/30	1,398,869
83,000	Toll Brothers Finance Corp., 3.80%, due 11/01/29(e)	89,344
321,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28 144A	304,151
548,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25(e) 144A	560,900
88,000	Townsquare Media, Inc., 6.88%, due 02/01/26 144A	93,482
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	2,118,661
231,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	257,811
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	157,256
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	606,280

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
735,000	TransDigm, Inc., 5.50%, due 11/15/27	758,355
175,000	Travel + Leisure Co., 4.63%, due 03/01/30 144A	176,399
166,000	Travel + Leisure Co., 6.60%, due 10/01/25	184,841
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	55,195
212,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	211,509
232,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, due 04/01/29 144A	236,990
248,000	Tronox, Inc., 4.63%, due 03/15/29 144A	248,139
1,040,000	Truist Bank, 2.25%, due 03/11/30	1,038,401
342,000	Tutor Perini Corp., 6.88%, due 05/01/25(e) 144A	345,016
191,000	Twitter, Inc., 3.88%, due 12/15/27 144A	199,321
532,000	Uber Technologies, Inc., 4.50%, due 08/15/29 144A	542,754
285,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	299,864
451,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	491,364
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(c) 144A	746,667
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(c) 144A	363,290
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,072,124
275,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(c) (f) 144A	296,710
362,000	Unifin Financiera SAB de CV, 9.88%, due 01/28/29 144A	305,497
464,685	United Airlines Pass Through Trust, 3.45%, due 01/07/30	471,862
348,715	United Airlines Pass Through Trust, 3.65%, due 07/07/27	345,444
530,958	United Airlines Pass Through Trust, 3.75%, due 03/03/28	555,734
2,281,556	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,392,221
237,873	United Airlines Pass Through Trust, 4.55%, due 02/25/33	256,586
85,918	United Airlines Pass Through Trust, 4.60%, due 09/01/27	87,300
126,289	United Airlines Pass Through Trust, 4.63%, due 03/03/24	128,552
179,600	United Airlines Pass Through Trust, 4.88%, due 07/15/27	187,243
895,170	United Airlines Pass Through Trust, 5.88%, due 04/15/29	982,239
307,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	320,523
98,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	101,266
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50(e)	396,863
150,000	United Rentals North America, Inc., 3.75%, due 01/15/32	151,266
251,000	United Rentals North America, Inc., 3.88%, due 11/15/27	260,861
137,000	United Rentals North America, Inc., 3.88%, due 02/15/31	139,291
245,000	United Rentals North America, Inc., 4.88%, due 01/15/28	257,887
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	37,937
225,000	United Rentals North America, Inc., 5.50%, due 05/15/27	234,268
390,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	408,746
124,000	Uniti Group, LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, due 02/15/29 144A	123,762
383,000	Universal Health Services, Inc., 1.65%, due 09/01/26 144A	376,325
395,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	392,369
120,000	University of Chicago (The), 2.76%, due 04/01/45	121,737
350,000	University of Southern California, 2.95%, due 10/01/51	363,618
122,000	Univision Communications, Inc., 4.50%, due 05/01/29 144A	123,437
182,000	Unum Group, 4.13%, due 06/15/51	185,143
1,124,312	US Airways Pass Through Trust, 4.63%, due 12/03/26	1,120,865
77,430	US Airways Pass Through Trust, 5.90%, due 04/01/26	81,251
83,753	US Airways Pass Through Trust, 6.25%, due 10/22/24	85,844

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
210,064	US Airways Pass Through Trust, 7.13%, due 04/22/25	221,553
192,000	US Foods, Inc., 4.75%, due 02/15/29 144A	195,433
490,000	Valero Energy Corp., 3.40%, due 09/15/26	523,995
355,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	344,270
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	127,712
183,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	203,559
325,000	Vector Group, Ltd., 5.75%, due 02/01/29 144A	316,737
326,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	343,902
148,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	153,796
219,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31(e) 144A	232,519
285,000	VeriSign, Inc., 2.70%, due 06/15/31	286,834
162,000	VeriSign, Inc., 5.25%, due 04/01/25	178,773
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	957,428
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,312,932
85,000	Verizon Communications, Inc., 3.00%, due 03/22/27	89,884
714,000	Verizon Communications, Inc., 3.55%, due 03/22/51	770,690
910,000	Verizon Communications, Inc., 4.33%, due 09/21/28	1,034,649
338,000	Verizon Communications, Inc., 4.40%, due 11/01/34	394,309
427,000	Verizon Communications, Inc., 4.50%, due 08/10/33	502,743
974,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,256,677
338,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	341,960
1,000,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,059,351
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43	570,138
219,000	Viatris, Inc., 2.30%, due 06/22/27	220,421
524,000	Viatris, Inc., 2.70%, due 06/22/30(e)	526,355
325,000	Viatris, Inc., 3.85%, due 06/22/40	344,784
478,000	Viatris, Inc., 4.00%, due 06/22/50	510,233
179,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30(e) 144A	189,602
270,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29(e) 144A	287,806
184,000	Videotron, Ltd., 3.63%, due 06/15/29(e) 144A	185,184
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,481,380
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	473,982
746,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	774,079
561,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	600,515
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	140,273
546,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(c)	660,951
72,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	69,468
584,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), due 05/15/53(c)	606,107
363,000	Vulcan Materials Co., 3.50%, due 06/01/30	392,516
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50	790,880
45,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 06/15/27 144A	46,845
440,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(c)	452,143
1,127,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(c) (f)	1,234,065
972,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(c)	988,586
765,000	Wells Fargo & Co., (MTN), 2.57% (SOFR + 1.26%), due 02/11/31(c)	781,777
752,000	Wells Fargo & Co., (MTN), 2.88% (SOFR + 1.43%), due 10/30/30(c)	782,553
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	362,162
442,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	477,534
897,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	960,427

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
135,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	175,747
60,000	Williams Scotsman International, Inc., 4.63%, due 08/15/28 144A	62,037
494,000	WMG Acquisition Corp., 3.00%, due 02/15/31(e) 144A	473,714
324,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	329,730
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	292,135
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	631,141
124,000	WR Grace Holdings LLC, 4.88%, due 06/15/27 144A	127,519
152,000	WR Grace Holdings LLC, 5.63%, due 08/15/29(e) 144A	155,990
140,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	144,427
1,100,000	Xcel Energy, Inc., 3.40%, due 06/01/30	1,181,589
265,000	Xerox Holdings Corp., 5.50%, due 08/15/28(e) 144A	279,702
98,000	XHR, LP REIT, 4.88%, due 06/01/29 144A	99,883
610,000	Yale University, 2.40%, due 04/15/50	601,727
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31 144A	1,028,139
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,386,549
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	200,556
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	165,842
169,000	Ziff Davis, Inc., 4.63%, due 10/15/30(e) 144A	173,621

		509,499,499

	Mortgage Backed Securities - Private Issuers — 10.1%
225,318	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	224,978
192,810	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	190,784
440,739	Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65(b) (h)	435,469
529,758	Angel Oak Mortgage Trust CMO, Series 2021-5, Class A1, 0.95%, due 07/25/66(b) 144A	522,991
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,856,513
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,514,327
324,256	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	322,787
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(b) 144A	137,782
1,200,000	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	1,241,403
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	882,968
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,809,402
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,796,678
869,000	BANK, Series 2020-BNK30, Class A4, 1.93%, due 12/15/53	852,905
3,000,000	BANK, Series 2021-BNK32, Class A4, 2.35%, due 04/15/54	3,053,972
2,300,000	BANK, Series 2021-BNK34, Class A4, 2.16%, due 06/15/63	2,304,393
193,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	198,454
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35(b) 144A	218,415
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 0.83% (1 mo. USD LIBOR + 0.72%), due 03/15/37(c) 144A	2,969,744
182,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	186,493

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,273,000	BBCMS Mortgage Trust, Series 2021-C9, Class A5, 2.30%, due 02/15/54	1,276,269
30,143	Bellemeade Re, Ltd. CMO, Series 2018-1A, Class M1B, 1.70% (1 mo. USD LIBOR + 1.60%), due 04/25/28(c) 144A	30,145
127,998	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 1.70% (1 mo. USD LIBOR + 1.60%), due 07/25/29(c) 144A	128,058
7,358	Bellemeade Re, Ltd. CMO, Series 2020-4A, Class M2A, 2.70% (1 mo. USD LIBOR + 2.60%), due 06/25/30(c) 144A	7,359
309,000	Bellemeade Re, Ltd. CMO, Series 2021-2A, Class M1A, 1.25% (SOFR 30-day average + 1.20%), due 06/25/31(c) 144A	308,505
355,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	365,833
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	276,213
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,390,111
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	692,498
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	594,815
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,199,309
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,834,335
2,210,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,194,347
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,655,983
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	904,864
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,755,858
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,247,667
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,834,154
1,415,701	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.03% (1 mo. USD LIBOR + 0.92%), due 10/15/36(c) 144A	1,417,382
269,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 0.96% (1 mo. USD LIBOR + 0.85%), due 11/15/26(c) 144A	269,030
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), due 09/15/36(c) 144A	1,512,925
342,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 1.21% (1 mo. USD LIBOR + 1.10%), due 09/15/36(c) 144A	340,469
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,220,410
989,673	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	997,160
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	730,884
2,349,356	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,431,867
617,602	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(b) 144A	622,941
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	340,150
283,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	293,559
176,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	184,630
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.44%, due 05/10/47(b) 144A	279,422
29,387	COLT Mortgage Loan Trust CMO, Series 2020-1, Class A1, 2.49%, due 02/25/50(b) 144A	29,385
386,242	COLT Mortgage Loan Trust CMO, Series 2021-2, Class A1, 0.92%, due 08/25/66(b) 144A	381,289
538,217	COLT Mortgage Loan Trust CMO, Series 2021-3, Class A1, 0.96%, due 09/27/66(b) 144A	530,467

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
444,951	COLT Mortgage Loan Trust CMO, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(b) 144A	439,449
619,037	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	610,737
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.39%, due 08/10/30(b) 144A	237,170
670,493	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	678,942
938,939	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	974,253
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	919,376
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	225,609
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1.71% (1 mo. USD LIBOR + 1.60%), due 05/15/36(c) 144A	354,188
253,933	Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38(h)	261,132
286,020	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	297,869
307,334	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	308,365
337,687	Credit Suisse Mortgage Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	334,649
278,281	Credit Suisse Mortgage Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	274,030
276,428	Credit Suisse Mortgage Trust CMO, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(b) 144A	272,265
446,795	Credit Suisse Mortgage Trust CMO, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(b) 144A	442,061
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,137,563
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	809,956
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,078,401
1,900,000	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,938,871
147,147	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	145,962
290,386	Ellington Financial Mortgage Trust CMO, Series 2021-2, Class A1, 0.93%, due 06/25/66(b) 144A	285,340
1,507,707	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	1,562,378
522,976	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	542,680
2,049,152	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,128,443
872,808	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	907,293
1,559,497	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,627,528
1,085,456	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	1,107,584

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
917,918	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2019-HQA2, Class M2, 2.15% (1 mo. USD LIBOR + 2.05%), due 04/25/49(c) 144A	922,537
685	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA3, Class M1, 0.85% (1 mo. USD LIBOR + 0.75%), due 09/25/48(c) 144A	685
91,020	FHLMC Structured Agency Credit Risk Debt Notes REMIC CMO, Series 2020-HQA3, Class M2, 3.70% (1 mo. USD LIBOR + 3.60%), due 07/25/50(c) 144A	91,419
357,262	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	360,124
545,536	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	546,415
1,489,292	Flagstar Mortgage Trust CMO, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(b) 144A	1,488,861
294,933	GCAT LLC CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	292,244
236,447	GCAT LLC CMO, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(b) 144A	235,185
380,567	GCAT LLC CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	377,046
450,000	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), due 11/21/35(c) 144A	448,327
148,275	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	148,250
872,203	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	900,993
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	309,237
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,596,533
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	1,043,226
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,131,427
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	200,342
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,909,964
83,955	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	83,515
189,440	GS Mortgage-Backed Securities Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	187,933
1,838,871	GS Mortgage-Backed Securities Trust CMO, Series 2021-PJ2, Class A2, 2.50%, due 07/25/51(b) 144A	1,841,833
735,000	Home RE, Ltd. CMO, Series 2021-2, Class M1A, 1.30% (SOFR 30-day average + 1.25%), due 01/25/34(c) 144A	735,760
230,473	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	227,403
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.50%, due 06/15/34(b) 144A	174,002
570,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	571,733
242,159	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	243,763
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	719,854
1,245,755	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,294,309
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,469,666
716,934	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	732,792

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,635,885
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	962,158
267,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	272,042
1,646,913	JPMorgan Mortgage Trust CMO, Series 2021-3, Class A3, 2.50%, due 07/01/51(b) 144A	1,648,414
193,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 1.46% (1 mo. USD LIBOR + 1.35%), due 05/15/36(c) 144A	192,591
701,727	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(d) 144A	735,688
240,066	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	241,028
90,071	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(d) 144A	90,024
295,000	Life Mortgage Trust, Series 2021-BMR, Class D, 1.51% (1 mo. USD LIBOR + 1.40%), due 03/15/38(c) 144A	292,562
435,000	Mello Warehouse Securitization Trust CMO, Series 2020-1, Class A, 1.00% (1 mo. USD LIBOR + 0.90%), due 10/25/53(c) 144A	435,224
600,000	Mello Warehouse Securitization Trust CMO, Series 2021-1, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), due 02/25/55(c) 144A	596,994
506,718	MetLife Securization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	513,006
249,183	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	248,050
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	101,270
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,819,356
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	853,625
2,204,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.81%, due 12/15/48	2,360,994
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,635,436
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 1.51% (1 mo. USD LIBOR + 1.40%), due 11/15/34(c) 144A	211,832
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,752,960
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	966,227
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,793,020
825,000	MSG III Securitization Trust CMO, Series 2021-1, Class A, 0.84% (1 mo. USD LIBOR + 0.75%), due 06/25/54(c) 144A	825,226
125,000	MSG III Securitization Trust CMO, Series 2021-1, Class B, 0.99% (1 mo. USD LIBOR + 0.90%), due 06/25/54(c) 144A	125,057
105,000	MSG III Securitization Trust CMO, Series 2021-1, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), due 06/25/54(c) 144A	105,048
40,000	MSG III Securitization Trust CMO, Series 2021-1, Class D, 1.39% (1 mo. USD LIBOR + 1.30%), due 06/25/54(c) 144A	40,018
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/32(b) 144A	95,548
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(b) 144A	173,230

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
99,325	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 0.85% (1 mo. USD LIBOR + 0.75%), due 01/25/48(c) 144A	99,487
9,074	Oaktown Re III, Ltd. CMO, Series 2019-1A, Class M1A, 1.50% (1 mo. USD LIBOR + 1.40%), due 07/25/29(c) 144A	9,077
408,438	OBX Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	405,388
138,100	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	138,588
491,582	OBX Trust CMO, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(b) 144A	485,580
486,847	PMT Credit Risk Transfer Trust CMO, Series 2020-2R, Class A, 3.92% (1 mo. USD LIBOR + 3.82%), due 12/25/22(c) 144A	494,928
391,091	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	386,185
1,958,259	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	1,980,472
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 1.50% (1 mo. USD LIBOR + 1.40%), due 03/25/28(c) 144A	12,959
200,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1B, 1.55% (1 mo. USD LIBOR + 1.45%), due 01/25/30(c) 144A	197,203
540,791	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	545,163
1,872,464	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	1,873,046
380,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	370,596
135,244	Starwood Mortgage Residential Trust CMO, Series 2020-3, Class A1, 1.49%, due 04/25/65(b) 144A	135,446
230,000	Station Place Securitization Trust CMO, Series 2021-WL1, Class A, 0.75% (1 mo. USD LIBOR + 0.65%), due 01/26/54(c) 144A	230,204
132,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.15%, due 10/25/53(b) 144A	136,668
323,460	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	327,946
267,028	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	273,733
42,200	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	42,885
247,644	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.68%, due 03/25/58(b) 144A	256,653
208,402	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	212,728
48,262	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.10% (1 mo. USD LIBOR + 1.00%), due 10/25/59(c) 144A	48,552
308,471	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	308,044
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	706,704
2,624,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	2,632,399
1,808,234	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	1,821,835
313,657	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	316,763
108,239	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(d) 144A	107,876
412,050	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	407,740
217,522	Verus Securitization Trust CMO, Series 2021-4, Class A1, 0.94%, due 07/25/66(b) 144A	213,601
395,147	Verus Securitization Trust CMO, Series 2021-5, Class A1, 1.01%, due 09/25/66(b) 144A	388,651

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
9,394	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 2.52%, due 09/25/33(b)	9,414
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,506,595
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,107,265
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,011,677
1,182,805	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,261,444
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,591,083
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,877,610
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	805,967
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,556,175

		141,203,066

	Mortgage Backed Securities - U.S. Government Agency Obligations — 19.5%
244,120	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	270,248
167,091	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	183,633
318,636	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	335,050
247,346	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	270,839
160,652	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	186,294
80,926	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	92,312
289,799	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	328,616
580,796	FHLMC Gold, Pool # G07816, 4.50%, due 09/01/42	643,984
351,846	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	371,513
235,109	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	255,179
337,736	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	355,566
68,764	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	74,848
29,750	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	31,718
452,211	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	486,846
246,373	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	264,414
231,805	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	250,566
124,560	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	128,096
877,836	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	927,111
805,566	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	849,960
360,007	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	388,161
160,826	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	172,382
803,336	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	885,311
983,303	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,062,231
1,190,175	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,258,363
675,962	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	727,908
350,850	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	384,219
265,151	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	276,009
312,905	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	325,679

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
653,543	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	719,166
96,370	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	103,761
213,860	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	231,134
556,845	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	601,696
237,924	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	257,141
586,232	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	638,363
540,467	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	580,148
577,269	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	606,371
751,364	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	806,086
218,098	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	233,378
719,606	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	774,705
66,201	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	71,581
201,482	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	215,440
221,780	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	238,490
196,218	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	206,832
505,070	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	532,604
572,319	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	622,548
221,615	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	235,007
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33(b)	1,049,039
24,004,408	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.78%, due 10/25/22(b) 144A	117,886
11,969,380	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K106, Class X1, 1.35%, due 01/25/30(b) 144A	1,147,609
791,635	FHLMC Non Gold, Pool # 841085, 2.48% (12 mo. USD LIBOR + 1.63%), due 09/01/47(c)	824,466
899,599	FHLMC Non Gold, Pool # 841088, 2.75% (12 mo. USD LIBOR + 1.65%), due 01/01/49(c)	930,439
51,479	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	59,107
1,028,974	FHLMC REMIC CMO, Series 4640, Class CZ, 3.50%, due 12/15/46	1,102,276
1,107,667	FHLMC REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,177,558
1,289,494	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,364,603
734,512	FNMA, Pool # BM4377, 2.20% (12 mo. USD LIBOR + 1.89%), due 04/01/38(c)	775,694
1,028,929	FNMA, Pool # BM6482, 2.24% (12 mo. USD LIBOR + 1.58%), due 04/01/47(c)	1,071,368
1,321,134	FNMA REMIC CMO, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,390,731
637,867	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	725,038
7,925	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	8,589
1,132,751	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,162,069
125,441	FNMA-ACES, Series 2018-M10, Class A1, 3.37%, due 07/25/28(b)	131,524
348,524	GNMA I, Pool # 734152, 4.00%, due 01/15/41	382,436
2,111,163	GNMA I, Pool # 784369, 4.00%, due 08/15/45	2,356,787
238,815	GNMA I, Pool # 784605, 4.50%, due 01/15/42	267,649
137,766	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	143,185
160,331	GNMA II, Pool # 004636, 4.50%, due 02/20/40	175,871
28,398	GNMA II, Pool # 004678, 4.50%, due 04/20/40	31,150
179,966	GNMA II, Pool # 004833, 4.00%, due 10/20/40	195,040
166,956	GNMA II, Pool # 004977, 4.00%, due 03/20/41	180,945
419,578	GNMA II, Pool # 004978, 4.50%, due 03/20/41	462,949
656,672	GNMA II, Pool # 005055, 4.50%, due 05/20/41	725,760

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
24,163	GNMA II, Pool # 783637, 3.00%, due 06/20/42	25,358
3,873,481	GNMA II, Pool # 785283, 2.50%, due 01/20/51	4,027,913
631,568	GNMA II, Pool # 796468, 4.00%, due 09/20/42	679,651
871,520	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	936,053
587,025	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	632,596
242,462	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	259,807
35,690	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	37,447
164,970	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	175,754
90,982	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	95,462
310,118	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	325,384
250,204	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	268,076
52,289	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	54,865
178,057	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	192,708
74,504	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	78,159
165,971	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	176,081
134,915	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	146,250
121,008	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	126,945
281,577	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	298,050
116,154	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	125,350
172,024	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	185,599
327,795	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	360,658
278,205	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	290,306
544,692	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	573,837
392,264	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	409,574
642,311	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	670,679
186,961	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	197,114
116,369	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	128,684
93,348	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	96,195
159,368	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	169,121
203,174	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	213,508
239,940	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	250,772
231,784	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	243,540
619,737	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	659,220
177,253	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	189,007
688,533	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	721,482
91,104	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	97,533
30,020	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	32,135
348,477	GNMA II, Pool # MA5264, 4.00%, due 06/20/48	368,586
194,426	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	203,760
199,519	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	211,383
172,934	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	183,658
77,846	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	83,295
116,577	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	122,398
114,862	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	121,687
375,684	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	390,458
756,185	GNMA II, Pool # MA6038, 3.00%, due 07/20/49	783,644
724,867	GNMA II, Pool # MA6090, 3.50%, due 08/20/49	755,800
267,352	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	276,909
456,578	GNMA II, Pool # MA7254, 2.00%, due 03/20/51	461,338

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
478,784	GNMA II, Pool # MA7367, 2.50%, due 05/20/51	491,064
393,883	GNMA II, Pool # MA7534, 2.50%, due 08/20/51	403,985
500,000	GNMA TBA, 2.50%, due 01/21/52	512,070
500,000	GNMA TBA, 2.50%, due 02/22/52	510,956
1,000,000	GNMA TBA, 3.00%, due 07/20/49	1,034,731
250,577	UMBS, Pool # 745148, 5.00%, due 01/01/36	283,441
227,155	UMBS, Pool # 932807, 4.00%, due 09/01/40	249,480
272,897	UMBS, Pool # 983471, 5.50%, due 05/01/38	312,459
293,286	UMBS, Pool # 985184, 5.50%, due 08/01/38	335,867
202,833	UMBS, Pool # 995245, 5.00%, due 01/01/39	226,745
367,221	UMBS, Pool # AB6212, 3.00%, due 09/01/42	387,730
595,938	UMBS, Pool # AB6802, 3.50%, due 11/01/42	643,684
163,064	UMBS, Pool # AB7059, 2.50%, due 11/01/42	168,094
332,663	UMBS, Pool # AB8703, 3.00%, due 03/01/38	348,103
136,359	UMBS, Pool # AB9383, 4.00%, due 05/01/43	149,846
1,021,803	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,085,305
2,287,442	UMBS, Pool # AC3668, 4.50%, due 10/01/39	2,530,091
210,479	UMBS, Pool # AD9153, 4.50%, due 08/01/40	230,955
178,148	UMBS, Pool # AE0469, 6.00%, due 12/01/39	206,788
463,919	UMBS, Pool # AH4404, 4.00%, due 01/01/41	505,712
97,086	UMBS, Pool # AI1892, 5.00%, due 05/01/41	109,662
461,857	UMBS, Pool # AI4815, 4.50%, due 06/01/41	506,944
378,876	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	409,337
187,332	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	205,143
415,676	UMBS, Pool # AL0215, 4.50%, due 04/01/41	459,991
766,973	UMBS, Pool # AL1895, 3.50%, due 06/01/42	830,515
480,269	UMBS, Pool # AL2466, 4.00%, due 09/01/42	533,938
452,182	UMBS, Pool # AL3000, 3.50%, due 12/01/42	488,518
585,826	UMBS, Pool # AL3316, 3.50%, due 03/01/43	632,895
773,822	UMBS, Pool # AL6663, 4.00%, due 03/01/39	845,887
674,405	UMBS, Pool # AL7594, 3.50%, due 08/01/45	726,543
678,880	UMBS, Pool # AL8191, 4.00%, due 12/01/45	739,975
90,205	UMBS, Pool # AO4109, 4.00%, due 06/01/42	99,128
232,986	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	246,038
387,962	UMBS, Pool # AS5133, 3.50%, due 06/01/45	415,267
101,835	UMBS, Pool # AS6286, 4.00%, due 12/01/45	110,236
139,103	UMBS, Pool # AS6304, 4.00%, due 12/01/45	151,016
209,767	UMBS, Pool # AS6452, 3.50%, due 01/01/46	223,950
153,275	UMBS, Pool # AS7693, 2.00%, due 08/01/31	157,600
217,275	UMBS, Pool # AS8073, 2.50%, due 10/01/46	222,176
155,591	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	166,515
248,593	UMBS, Pool # BC9468, 3.00%, due 06/01/46	261,238
552,132	UMBS, Pool # BD7043, 4.00%, due 03/01/47	594,601
353,358	UMBS, Pool # BE7192, 4.00%, due 03/01/47	381,158
566,755	UMBS, Pool # BK1023, 4.50%, due 02/01/48	611,875
338,944	UMBS, Pool # BK7611, 4.50%, due 09/01/48	364,734
756,708	UMBS, Pool # BM1573, 3.50%, due 07/01/47	814,422
1,006,635	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,093,262
544,182	UMBS, Pool # BM3033, 3.00%, due 10/01/47	573,604

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
181,935	UMBS, Pool # BM3258, 3.00%, due 02/01/47	192,725
232,428	UMBS, Pool # BM3286, 4.50%, due 11/01/47	254,437
3,054,042	UMBS, Pool # BM3325, 3.00%, due 10/01/46	3,212,077
443,537	UMBS, Pool # BM3332, 3.50%, due 01/01/48	474,555
432,045	UMBS, Pool # BM3491, 4.50%, due 01/01/38	472,455
694,597	UMBS, Pool # BM3641, 4.00%, due 04/01/48	752,007
607,583	UMBS, Pool # BM4896, 3.00%, due 02/01/47	640,814
775,652	UMBS, Pool # BM5213, 3.00%, due 07/01/45	814,037
194,586	UMBS, Pool # BM5293, 3.50%, due 02/01/49	205,470
404,887	UMBS, Pool # BM5694, 4.00%, due 06/01/48	432,173
141,289	UMBS, Pool # BM5874, 4.00%, due 01/01/48	152,859
200,313	UMBS, Pool # BM5950, 3.00%, due 11/01/48	210,312
1,228,641	UMBS, Pool # BN6216, 4.50%, due 03/01/49	1,331,569
243,426	UMBS, Pool # BO1420, 3.50%, due 09/01/49	256,606
519,677	UMBS, Pool # BO5387, 3.50%, due 12/01/49	552,580
450,897	UMBS, Pool # BP2898, 4.00%, due 03/01/50	485,932
630,899	UMBS, Pool # BP3048, 3.00%, due 03/01/50	658,575
468,232	UMBS, Pool # BP5462, 2.50%, due 06/01/50	479,937
377,144	UMBS, Pool # BP5568, 3.00%, due 06/01/50	392,674
1,628,306	UMBS, Pool # BP6618, 2.50%, due 08/01/50	1,663,352
852,269	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	855,236
663,603	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	681,620
1,271,630	UMBS, Pool # CA0623, 4.50%, due 10/01/47	1,375,691
629,702	UMBS, Pool # CA0655, 3.50%, due 11/01/47	674,614
64,706	UMBS, Pool # CA3828, 4.00%, due 07/01/49	69,720
994,836	UMBS, Pool # CA3986, 5.00%, due 08/01/49	1,097,446
327,603	UMBS, Pool # CA4149, 3.00%, due 09/01/49	347,072
775,558	UMBS, Pool # CA4831, 4.50%, due 12/01/49	838,076
544,313	UMBS, Pool # CA5571, 4.00%, due 04/01/50	587,205
3,214,265	UMBS, Pool # CA6097, 3.50%, due 06/01/50	3,394,653
3,228,172	UMBS, Pool # CA6738, 3.00%, due 08/01/50	3,378,347
2,132,372	UMBS, Pool # CA6777, 4.50%, due 08/01/50	2,301,563
430,496	UMBS, Pool # CA6799, 2.00%, due 08/01/50	431,304
751,857	UMBS, Pool # CA6871, 2.50%, due 08/01/35	778,948
1,713,765	UMBS, Pool # CA6872, 2.50%, due 08/01/35	1,784,130
1,520,195	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,565,921
4,314,578	UMBS, Pool # CA8062, 2.50%, due 12/01/50	4,428,651
6,145,994	UMBS, Pool # CB1273, 2.00%, due 08/01/51	6,144,654
895,359	UMBS, Pool # FM0030, 3.00%, due 02/01/49	938,713
258,792	UMBS, Pool # FM1001, 3.50%, due 11/01/48	274,181
306,616	UMBS, Pool # FM1266, 5.00%, due 07/01/49	337,311
125,317	UMBS, Pool # FM1347, 3.00%, due 12/01/48	132,117
708,153	UMBS, Pool # FM1467, 3.00%, due 12/01/47	747,188
504,587	UMBS, Pool # FM1588, 3.00%, due 10/01/49	531,069
253,510	UMBS, Pool # FM1715, 3.00%, due 12/01/45	265,805
315,343	UMBS, Pool # FM1790, 3.00%, due 11/01/49	334,095
252,169	UMBS, Pool # FM1864, 3.00%, due 11/01/49	263,689
3,677,413	UMBS, Pool # FM2217, 3.00%, due 03/01/47	3,904,426
2,394,521	UMBS, Pool # FM2226, 3.00%, due 09/01/46	2,542,614

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
551,442	UMBS, Pool # FM2336, 4.00%, due 01/01/50	593,781
2,138,908	UMBS, Pool # FM2385, 3.00%, due 09/01/48	2,230,836
617,244	UMBS, Pool # FM2461, 3.50%, due 03/01/50	651,161
755,643	UMBS, Pool # FM2570, 4.50%, due 04/01/48	834,031
538,042	UMBS, Pool # FM2674, 4.00%, due 03/01/50	578,209
1,271,394	UMBS, Pool # FM3889, 3.00%, due 07/01/50	1,323,173
895,144	UMBS, Pool # FM4330, 2.50%, due 10/01/50	918,838
899,841	UMBS, Pool # FM4350, 2.00%, due 09/01/50	901,559
1,935,956	UMBS, Pool # FM4532, 3.00%, due 09/01/50	2,015,292
42,905	UMBS, Pool # FM5035, 4.00%, due 07/01/50	45,608
2,935,765	UMBS, Pool # FM5721, 3.00%, due 12/01/40	3,071,858
909,923	UMBS, Pool # FM5875, 4.50%, due 04/01/50	999,823
1,622,843	UMBS, Pool # FM5996, 4.50%, due 03/01/49	1,748,076
1,615,824	UMBS, Pool # FM6133, 3.50%, due 08/01/50	1,719,477
1,036,052	UMBS, Pool # FM6273, 3.00%, due 12/01/34	1,088,414
2,321,037	UMBS, Pool # FM6497, 2.00%, due 03/01/51	2,321,094
1,117,512	UMBS, Pool # FM6585, 3.50%, due 11/01/40	1,184,157
1,071,906	UMBS, Pool # FM7341, 4.00%, due 03/01/48	1,153,017
1,634,387	UMBS, Pool # FM7785, 4.00%, due 05/01/49	1,740,805
2,665,981	UMBS, Pool # FM7794, 4.00%, due 01/01/50	2,833,955
3,336,927	UMBS, Pool # FM8968, 3.00%, due 04/01/48	3,506,303
1,248,251	UMBS, Pool # FM9461, 3.50%, due 11/01/51	1,331,021
4,564,019	UMBS, Pool # FM9728, 2.50%, due 11/01/51	4,692,863
132,663	UMBS, Pool # MA2781, 2.50%, due 10/01/46	136,232
447,288	UMBS, Pool # MA3058, 4.00%, due 07/01/47	479,432
118,951	UMBS, Pool # MA3087, 3.50%, due 08/01/47	126,253
124,160	UMBS, Pool # MA3155, 3.00%, due 10/01/32	130,506
410,200	UMBS, Pool # MA3182, 3.50%, due 11/01/47	435,079
206,342	UMBS, Pool # MA3211, 4.00%, due 12/01/47	221,090
134,996	UMBS, Pool # MA3238, 3.50%, due 01/01/48	142,996
347,786	UMBS, Pool # MA3332, 3.50%, due 04/01/48	367,912
131,745	UMBS, Pool # MA3364, 3.50%, due 05/01/33	139,336
88,662	UMBS, Pool # MA3385, 4.50%, due 06/01/48	95,004
331,204	UMBS, Pool # MA3414, 3.50%, due 07/01/48	350,137
106,976	UMBS, Pool # MA3442, 3.50%, due 08/01/48	112,855
90,978	UMBS, Pool # MA3521, 4.00%, due 11/01/48	96,744
827,303	UMBS, Pool # MA3871, 3.00%, due 12/01/49	857,672
706,859	UMBS, Pool # MA3937, 3.00%, due 02/01/50	732,762
169,781	UMBS, Pool # MA3960, 3.00%, due 03/01/50	176,039
2,049,576	UMBS, Pool # MA4016, 2.50%, due 05/01/40	2,103,279
847,942	UMBS, Pool # MA4018, 2.00%, due 05/01/50	847,174
619,209	UMBS, Pool # MA4048, 3.00%, due 06/01/50	642,268
153,377	UMBS, Pool # MA4120, 2.50%, due 09/01/50	156,716
1,721,430	UMBS, Pool # MA4158, 2.00%, due 10/01/50	1,718,192
466,084	UMBS, Pool # MA4181, 1.50%, due 11/01/50	450,654
398,305	UMBS, Pool # MA4204, 2.00%, due 12/01/40	402,135
874,293	UMBS, Pool # MA4208, 2.00%, due 12/01/50	872,649
1,402,423	UMBS, Pool # MA4209, 1.50%, due 12/01/50	1,355,921
602,109	UMBS, Pool # MA4232, 2.00%, due 01/01/41	611,981
1,343,296	UMBS, Pool # MA4237, 2.00%, due 01/01/51	1,340,770

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
615,551	UMBS, Pool # MA4268, 2.00%, due 02/01/41	625,652
117,600	UMBS, Pool # MA4281, 2.00%, due 03/01/51	117,379
334,984	UMBS, Pool # MA4333, 2.00%, due 05/01/41	340,483
1,478,570	UMBS, Pool # MA4334, 2.50%, due 05/01/41	1,527,026
382,148	UMBS, Pool # MA4356, 2.50%, due 06/01/51	390,557
1,782,288	UMBS, Pool # QA6328, 3.00%, due 01/01/50	1,856,871
1,370,607	UMBS, Pool # QA6367, 3.00%, due 01/01/50	1,435,006
982,502	UMBS, Pool # QA7234, 3.00%, due 02/01/50	1,021,609
718,415	UMBS, Pool # QA8518, 3.00%, due 04/01/50	753,332
235,981	UMBS, Pool # QB0220, 3.00%, due 06/01/50	245,625
922,326	UMBS, Pool # QB4847, 2.50%, due 10/01/50	951,249
951,224	UMBS, Pool # QB6476, 2.50%, due 12/01/50	978,936
346,728	UMBS, Pool # QC0039, 2.50%, due 03/01/51	357,792
1,689,520	UMBS, Pool # QC4339, 2.00%, due 07/01/51	1,689,356
960,206	UMBS, Pool # QC5189, 2.50%, due 08/01/51	981,791
496,261	UMBS, Pool # QC6357, 2.50%, due 09/01/51	507,796
1,096,135	UMBS, Pool # RA1741, 3.50%, due 11/01/49	1,161,469
1,848,685	UMBS, Pool # RA1776, 3.00%, due 12/01/49	1,941,968
1,270,405	UMBS, Pool # RA1860, 3.00%, due 12/01/49	1,318,996
694,449	UMBS, Pool # RA2572, 3.50%, due 05/01/50	742,096
2,137,829	UMBS, Pool # RA2790, 2.50%, due 06/01/50	2,184,168
2,200,235	UMBS, Pool # RA2853, 2.50%, due 06/01/50	2,247,591
781,975	UMBS, Pool # RA3206, 2.00%, due 08/01/50	782,822
1,014,920	UMBS, Pool # RA3607, 3.00%, due 09/01/50	1,067,433
2,139,541	UMBS, Pool # RB5111, 2.00%, due 05/01/41	2,174,665
874,030	UMBS, Pool # SD0100, 3.00%, due 10/01/49	917,372
2,176,846	UMBS, Pool # SD0499, 3.00%, due 08/01/50	2,298,593
1,452,572	UMBS, Pool # SD0558, 2.50%, due 03/01/51	1,489,570
6,140,151	UMBS, Pool # SD7526, 2.50%, due 10/01/50	6,324,710
3,901	UMBS, Pool # SD8025, 3.50%, due 11/01/49	4,107
1,423,860	UMBS, Pool # SD8075, 3.50%, due 07/01/50	1,501,452
4,970,389	UMBS, Pool # SD8090, 2.00%, due 09/01/50	4,961,042
888,685	UMBS, Pool # SD8104, 1.50%, due 11/01/50	859,118
444,465	UMBS, Pool # SD8113, 2.00%, due 12/01/50	443,630
446,669	UMBS, Pool # SD8121, 2.00%, due 01/01/51	445,829
206,555	UMBS, Pool # SD8134, 2.00%, due 03/01/51	206,167
4,615,744	UMBS, Pool # SD8141, 2.50%, due 04/01/51	4,717,782
994,208	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,061,515
336,472	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	360,987
212,538	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	226,253
546,534	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	633,977
286,873	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	316,230
11,368,000	UMBS TBA, 2.00%, due 07/25/51	11,333,862
1,000,000	UMBS TBA, 2.00%, due 02/14/52	994,770
1,500,000	UMBS TBA, 2.50%, due 02/11/51	1,526,667
15,048,000	UMBS TBA, 2.50%, due 07/25/51	15,353,735
2,000,000	UMBS TBA, 3.00%, due 02/14/52	2,069,036

		271,802,754

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Municipal Obligations — 1.0%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	68,354
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	170,107
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	480,173
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,294,737
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(g)	135,619
601,000	Florida State Board of Administration Finance Corp., 1.71%, due 07/01/27	599,812
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	257,610
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	727,992
355,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	541,219
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	363,843
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	28,108
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,664,299
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,207,023
1,308,000	State Board of Administration Finance Corp., 1.26%, due 07/01/25	1,302,064
885,000	State of California, 7.50%, due 04/01/34	1,355,538
555,000	State of California, General Obligation, 7.55%, due 04/01/39	927,279
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	721,744
595,000	University of Virginia, 2.58%, due 11/01/51	602,530
105,000	University of Virginia, 4.18%, due 09/01/17(g)	146,377

		13,594,428

	Sovereign Debt Obligations — 0.4%
1,407,000	Argentine Republic Government International Bond, 2.50%, due 07/09/41(d)	498,781
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	200,500
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	56,016
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	230,411
450,000	Indonesia Government International Bond, 3.50%, due 01/11/28	486,441
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	241,344
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	209,362
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	203,540
45,000	Peruvian Government International Bond, 2.78%, due 01/23/31	44,888
135,000	Province of Alberta Canada, 1.30%, due 07/22/30(e)	128,860
85,000	Province of Alberta Canada, 3.30%, due 03/15/28	93,326
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	103,278
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	233,946
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	770,023
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	253,590
789,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	907,113
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	402,898
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	243,277
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	86,112

		5,393,706

	U.S. Government and Agency Obligations — 21.4%
495,000	FNMA, 0.88%, due 08/05/30	466,841
170,000	FNMA, 2.38%, due 01/19/23	173,499
315,000	FNMA, 2.50%, due 02/05/24	326,221
310,000	FNMA, 6.63%, due 11/15/30(n)	438,099
210,000	Tennessee Valley Authority, 1.50%, due 09/15/31	207,062

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	35,590
1,094,000	U.S. Treasury Bond, 1.13%, due 05/15/40	959,216
14,962,000	U.S. Treasury Bond, 1.13%, due 08/15/40	13,068,372
525,000	U.S. Treasury Bond, 1.38%, due 11/15/40	478,611
7,058,000	U.S. Treasury Bond, 1.38%, due 08/15/50	6,185,400
8,403,000	U.S. Treasury Bond, 1.75%, due 08/15/41	8,149,597
8,105,000	U.S. Treasury Bond, 1.88%, due 02/15/41	8,024,900
6,926,000	U.S. Treasury Bond, 1.88%, due 02/15/51	6,855,117
6,905,000	U.S. Treasury Bond, 1.88%, due 11/15/51	6,852,134
14,471,000	U.S. Treasury Bond, 2.00%, due 11/15/41	14,640,582
22,603,600	U.S. Treasury Bond, 2.00%, due 08/15/51	23,048,608
9,820,000	U.S. Treasury Bond, 2.25%, due 05/15/41	10,320,206
540,000	U.S. Treasury Bond, 2.38%, due 05/15/51	596,616
3,477,000	U.S. Treasury Bond, 2.50%, due 02/15/45	3,825,107
6,535,000	U.S. Treasury Bond, 2.50%, due 02/15/46	7,221,430
2,000,000	U.S. Treasury Bond, 2.50%, due 05/15/46	2,211,172
1,441,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,744,398
3,585,000	U.S. Treasury Bond, 3.38%, due 11/15/48	4,692,009
2,835,900	U.S. Treasury Bond, 3.63%, due 08/15/43	3,679,802
2,213,985	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	2,459,123
493,393	U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	701,675
7,276,000	U.S. Treasury Note, 0.25%, due 09/30/23	7,225,409
2,589,000	U.S. Treasury Note, 0.25%, due 03/15/24	2,558,357
4,555,000	U.S. Treasury Note, 0.25%, due 05/15/24	4,493,436
4,740,000	U.S. Treasury Note, 0.25%, due 06/15/24	4,670,752
970,000	U.S. Treasury Note, 0.38%, due 10/31/23	964,430
3,541,000	U.S. Treasury Note, 0.38%, due 08/15/24	3,494,663
11,581,000	U.S. Treasury Note, 0.50%, due 11/30/23	11,537,571
1,055,000	U.S. Treasury Note, 0.63%, due 10/15/24	1,046,634
43,458,000	U.S. Treasury Note, 0.63%, due 07/31/26	42,261,208
2,282,000	U.S. Treasury Note, 0.75%, due 04/30/26	2,236,984
4,355,000	U.S. Treasury Note, 0.75%, due 05/31/26	4,265,859
2,500,000	U.S. Treasury Note, 1.00%, due 12/15/24	2,503,027
3,540,000	U.S. Treasury Note, 1.13%, due 02/15/31	3,436,427
9,243,000	U.S. Treasury Note, 1.25%, due 11/30/26	9,238,667
10,085,000	U.S. Treasury Note, 1.25%, due 08/15/31	9,862,815
12,320,000	U.S. Treasury Note, 1.38%, due 11/15/31	12,167,925
24,630,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	26,839,965
6,675,000	U.S. Treasury STRIPS, 1.68%, due 08/15/30(m)	5,825,501
955,000	U.S. Treasury STRIPS, 2.19%, due 05/15/37(m) (n)	712,725
255,000	U.S. Treasury STRIPS, 2.24%, due 08/15/39(m)	179,935
90,000	U.S. Treasury STRIPS, 2.30%, due 11/15/38(m)	64,629
370,000	U.S. Treasury STRIPS, 2.31%, due 02/15/39(m)	264,300
155,000	U.S. Treasury STRIPS, 2.33%, due 05/15/39(m)	109,965
2,310,000	U.S. Treasury STRIPS, 2.41%, due 02/15/40(m)	1,601,204
3,325,000	U.S. Treasury STRIPS, 2.48%, due 11/15/40(m)	2,256,176
195,000	U.S. Treasury STRIPS, 2.53%, due 05/15/41(m)	130,355
55,000	U.S. Treasury STRIPS, 2.54%, due 08/15/41(m)	36,528
1,105,000	U.S. Treasury STRIPS, 2.55%, due 05/15/42(m)	723,961

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
5,195,000		U.S. Treasury STRIPS, 2.56%, due 11/15/41(m)	3,427,073
85,000		U.S. Treasury STRIPS, 2.58%, due 08/15/42(m)	55,238
4,620,000		U.S. Treasury STRIPS, 2.60%, due 02/15/43(m)	2,969,699
1,750,000		U.S. Treasury STRIPS, 2.60%, due 11/15/42(m)	1,129,530
646,000		U.S. Treasury STRIPS, 2.62%, due 11/15/43(m)	408,627
2,095,000		U.S. Treasury STRIPS, 2.62%, due 08/15/44(m)	1,308,542
280,000		U.S. Treasury STRIPS, 2.63%, due 05/15/44(m)	175,386
430,000		U.S. Treasury STRIPS, 2.63%, due 11/15/45(m)	262,665
310,000		U.S. Treasury STRIPS, 2.66%, due 02/15/46(m)	187,892
670,000		U.S. Treasury STRIPS, 2.66%, due 02/15/45(m)	412,591

			298,408,038

		TOTAL DEBT OBLIGATIONS (COST $1,359,098,361)	1,371,888,883

		SHORT-TERM INVESTMENT — 1.4%

		Mutual Fund - Securities Lending Collateral — 1.4%
18,720,025		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(p) (q)	18,720,025

		TOTAL SHORT-TERM INVESTMENT (COST $18,720,025)	18,720,025

		TOTAL INVESTMENTS — 99.9% (Cost $1,377,818,386)	1,390,608,908

		Other Assets and Liabilities (net) — 0.1%	1,934,202

		NET ASSETS — 100.0%	$1,392,543,110

		Notes to Schedule of Investments:

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	(c)	Variable or floating rate note. Rate shown is as of December 31, 2021.

	(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

	(e)	All or a portion of this security is out on loan.

	(f)	Security is perpetual and has no stated maturity date.

	(g)	Year of maturity is greater than 2100.

	(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $2,316,247, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Security is currently in default.

(k)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2021 was $1,565,555.

(l)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(m)	Interest rate presented is yield to maturity.

(n)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	The rate disclosed is the 7-day net yield as of December 31, 2021.

(q)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $290,665,987 which represents 20.9% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

At December 31, 2021, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65	08/17/21	USD	440,739	$440,733	$435,469
Credit Agricole SA, 2.81%, due 01/11/41	01/28/21	USD	250,000	248,718	239,745
Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38	12/03/20	USD	253,933	253,933	261,132
LSC Communication, Inc., 8.75%, due 10/15/23	08/27/21	USD	284,000	—	1,775
Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50	04/13/20	USD	1,255,000	1,288,608	1,327,219
Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39	12/15/09	USD	34,000	35,298	50,907

					$2,316,247

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	8,787,186	EUR	7,794,015	01/12/22	Barclays Bank Plc	$(77,551)
USD	1,105,291	EUR	981,297	01/12/22	JPMorgan Chase Bank N.A.	(10,814)

						$(88,365)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
112	U.S. Treasury Note 10-Year	Mar 2022	$14,612,500	$1,855
236	U.S. Treasury Note 2-Year	Mar 2022	51,488,563	(46,912)
259	U.S. Treasury Note 5-Year	Mar 2022	31,332,930	94,202
61	U.S. Ultra Bond	Mar 2022	12,024,625	147,936

				$197,081

Sales
1	Euro-Bobl	Mar 2022	$151,520	$1,284
3	Euro-Bund	Mar 2022	584,646	7,946
126	U.S. Long Bond	Mar 2022	20,215,125	(105,320)
210	U.S. Ultra 10-Year	Mar 2022	30,751,875	(527,010)

				$(623,100)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
2.15%	At Maturity	CPI-U	At Maturity	01/13/26	$111	USD	1,840,000	$(152,243)	$(152,354)
2.30%	At Maturity	CPI-U	At Maturity	02/02/26	(33,586)	USD	7,880,000	(591,857)	(558,271)
2.37%	At Maturity	CPI-U	At Maturity	02/18/26	117	USD	2,755,000	(193,723)	(193,840)

									$(904,465)

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Other Abbreviations

ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
CPI-U	—	Consumer Price Index for All Urban Consumers
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.3
Futures Contracts	0.0 *
Swaps	(0.1)
Forward Foreign Currency Contracts	(0.7)
Short-Term Investment	1.4
Other Assets and Liabilities (net)	0.1

100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.